SUBSEQUENT EVENT (Details) (Subsequent event) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended
	Jan. 31, 2013 Tansun Beijing Complaint filed by Tianyi USD ($)	Jan. 31, 2013 Tansun Beijing Complaint filed by Tianyi CNY	Mar. 31, 2013 ADS Mr. Ma and Ms. Chou, the Buyer Group Going Private Proposal USD ($)
Subsequent Event
Price per share proposed for acquisition of shares not currently owned by Buyer Group (in dollars per ADS)			$ 1.85
Aggregate amount of compensation seeked for breach of the strategic cooperation agreement	$ 970	6,000